Cover	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 24, 2024, BioVie Inc. (the “Company”) filed a Current Report on form 8-K (the “Original 8-K”) with the Securities and Exchange Commission to report its entry into a placement agent agreement with ThinkEquity LLC, as the placement agent (the “Placement Agent”), in connection with the issuance and sale directly to various investors of up to 1,960,800 shares of the Company’s class A common stock par value $0.0001 per share (the “Common Stock”), at a public offering price to the investors of $1.53 per share (the “Share Offering Price”) and/or pre-funded warrants (the “Pre-Funded Warrants”) to purchase shares of Common Stock (the “Pre-Funded Warrant Shares”), at a public offering price to the investors of $1.5299 per Pre-Funded Warrant, together with class A common stock purchase warrants (“Common Warrants”) to purchase up to 1,960,800 shares of Common Stock. This amendment is being filed solely to amend the Original 8-K to file an amended Exhibit 5.1 hereto. Other than as described above, this amendment does not amend any other information previously filed in the Original 8-K.
Document Period End Date	Sep. 23, 2024
Entity File Number	001-39015
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	(775)
Local Phone Number	888-3162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BIVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false